Discontinued Operations And Other Disposition (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Other Disposition [Abstract]
Operating revenues					$ 6,324	$ 19,014
Total operating expenses					3,262	11,880
Operating income					3,062	7,134
Gain on sale					(29,093)	(21,178)
Other, net						1
Income from discontinued operations before income taxes					32,155	28,311
Provision for income taxes					12,800	9,882
Income from discontinued operations	$ 17,861	$ 285	$ 751	$ 458	$ 19,355	$ 18,429	$ 14,726	$ 3,394